RIDGEWORTH FUNDS

(collectively, the “Funds”)

Supplement dated June 1, 2017 to the

Summary Prospectuses and Prospectuses dated August 1, 2016 or March 31, 2017 and the Statement of Additional Information

dated March 31, 2017, as each may be supplemented or revised

The information in this supplement updates information in, and should be read in conjunction with, the Summary Prospectuses, Prospectuses, and Statement of Additional Information (“SAI”).

Effective June 1, 2017, Virtus Investment Partners, Inc. acquired RidgeWorth Capital Management LLC (“RidgeWorth”) and its wholly owned subsidiaries, Ceredex Value Advisors LLC, Silvant Capital Management LLC, and Seix Investment Advisors LLC, and RidgeWorth’s name is now Virtus Fund Advisers, LLC. Therefore, effective immediately, all references to RidgeWorth contained in the Summary Prospectuses, Prospectuses, and SAI are hereby replaced with Virtus Fund Advisers, LLC.

For more information, shareholders should contact the Funds at 1-888-784-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP – 182